UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

Dana Unconstrained Equity ETF Tailored Shareholder Report

annual shareholder report August 31, 2026

Dana Unconstrained Equity ETF

TICKER: DUNK (NYSE Arca, Inc.)

This annual shareholder report contains important information about the Dana Unconstrained Equity ETF (the "Fund") for the period September 15, 2025 (commencement of operations) to August 31, 2026. You can find additional information about the Fund at https://danaetfs.com/dunk. You can also request this information by contacting us at (866) 991-5811 or by writing the Fund at Dana Unconstrained Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Dana Unconstrained Equity ETF	$77	0.75%
*	The Fund commenced operations on September 15, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Dana Unconstrained Equity ETF - $11,449
S&P 500® Total Return Index - $11,746
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
09/15/2025
09/30/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026
05/31/2026
06/30/2026
07/31/2026
08/31/2026

Fund Performance

Returns for the Period Ended August 31, 2026	Since Inception (9/15/2025)
Dana Unconstrained Equity ETF	14.49%
S&P 500® Total Return Index	17.46%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://danaetfs.com/dunk for more recent performance information.

How did the Fund perform last year and what affected its performance?

For the fiscal period ended August 31, 2026, the Dana Unconstrained Equity ETF returned 14.49%, compared with 17.46% for the broad-based S&P 500 benchmark. The Fund generated a positive return but underperformed the benchmark. In the broader market, Communication Services declined and Industrials lagged the S&P 500, while Information Technology was strong. The Fund's investments in Communication Services and Industrials weighed on its return relative to the benchmark; its Information Technology, Financials and Consumer Discretionary investments partly offset that shortfall.

What factors influenced performance?

Performance was supported by strong results from several growth-oriented holdings, particularly Snowflake, Datadog, and Eli Lilly, with additional contributions from Shopify and NVIDIA. Information Technology was the Fund’s largest positive sector contributor and added value relative to the benchmark. These results were partially offset by weakness in Adobe, Meta Platforms, and Boston Scientific.

Dana Unconstrained Equity ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$172,955
Number of Holdings	26
Total Advisory Fee Paid	$985,894
Portfolio Turnover Rate	102%

What did the Fund invest in?

(as of August 31, 2026)

Sector Breakdown

(% of Total Net Assets)

Software & Tech Services
42.3%
Media
17.3%
Health Care
13.4%
Tech Hardware & Semiconductors
11.8%
Financial Services
9.7%
Retail & Wholesale - Discretionary
4.2%
Oil & Gas
0.9%
Industrial Products
0.0%*
Cash & Other
0.4%

*	Does not round to 0.1% or (0.1)%

Top Ten Holdings	(% of Total Net Assets)
ServiceNow, Inc.	10.6%
Snowflake, Inc. - Class A	10.3%
Microsoft Corp.	9.0%
Shopify, Inc. - Class A	7.5%
DoorDash, Inc. - Class A	6.3%
NVIDIA Corp.	6.0%
Visa, Inc. - Class A	4.9%
Johnson & Johnson	4.9%
Datadog, Inc. - Class A	4.8%
Mastercard, Inc. - Class A	4.8%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://danaetfs.com/dunk.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Dana Concentrated Dividend ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2026

Dana Concentrated Dividend ETF

TICKER: DIVE (NYSE Arca, Inc.)

This annual shareholder report contains important information about the Dana Concentrated Dividend ETF (the "Fund") for the period September 15, 2025 (commencement of operations) to August 31, 2026. You can find additional information about the Fund at https://danaetfs.com/dive. You can also request this information by contacting us at (866) 991-5811 or by writing the Fund at Dana Concentrated Dividend ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Dana Concentrated Dividend ETF	$67	0.65%
*	The Fund commenced operations on September 15, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Dana Concentrated Dividend ETF - $11,316
S&P 500® Total Return Index - $11,746
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
09/15/2025
09/30/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026
05/31/2026
06/30/2026
07/31/2026
08/31/2026

Fund Performance

Returns for the Period Ended August 31, 2026	Since Inception (9/15/2025)
Dana Concentrated Dividend ETF	13.16%
S&P 500® Total Return Index	17.46%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://danaetfs.com/dive for more recent performance information.

How did the Fund perform last year and what affected its performance?

For the fiscal period ended August 31, 2026, the Dana Concentrated Dividend ETF returned 13.16%, compared with 17.46% for the broad-based S&P 500 benchmark. The Fund generated a positive return but underperformed the benchmark. In the broader market, Financials and Real Estate lagged the S&P 500, while Information Technology and Health Care were stronger. The Fund's investments in Financials and Real Estate, together with weaker relative results from its Information Technology holdings, held back performance; Health Care, Consumer Staples and Consumer Discretionary investments partly offset the shortfall.

What factors influenced performance?

Performance was supported by strong results from several holdings, particularly IQVIA Holdings, Philip Morris International and Alphabet, with additional contributions from SLB and Dollar General. Health Care was the Fund’s largest positive sector contributor and added the most value relative to the benchmark. These results were partially offset by weakness in Fiserv, PayPal, Meta Platforms, and Douglas Emmett.

Dana Concentrated Dividend ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$47,966
Number of Holdings	35
Total Advisory Fee Paid	$269,333
Portfolio Turnover Rate	68%

What did the Fund invest in?

(as of August 31, 2026)

Sector Breakdown

(% of Total Net Assets)

Top Ten Holdings	(% of Total Net Assets)
Philip Morris International, Inc.	6.2%
IQVIA Holdings, Inc.	5.4%
Amazon.com, Inc.	4.9%
Keurig Dr Pepper, Inc.	4.5%
Restaurant Brands International, Inc.	4.5%
Capital One Financial Corp.	4.4%
Elevance Health, Inc.	4.3%
Salesforce, Inc.	3.9%
Genuine Parts Co.	3.7%
Meta Platforms, Inc. - Class A	3.6%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://danaetfs.com/dive.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Dana Limited Volatility ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2026

Dana Limited Volatility ETF

TICKER: DANA (NYSE Arca, Inc.)

This annual shareholder report contains important information about the Dana Limited Volatility ETF (the "Fund") for the period December 2, 2025 (commencement of operations) to August 31, 2026. You can find additional information about the Fund at https://danaetfs.com/dana. You can also request this information by contacting us at (866) 991-5811 or by writing the Fund at Dana Limited Volatility ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Dana Limited Volatility ETF	$26	0.35%
*	The Fund commenced operations on December 2, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Dana Limited Volatility ETF - $10,215
Bloomberg U.S. Aggregate Bond Index - $9,983
$10,300
$10,200
$10,100
$10,000
$9,900
12/02/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026
05/31/2026
06/30/2026
07/31/2026
08/31/2026

Fund Performance

Returns for the Period Ended August 31, 2026	Since Inception (12/2/2025)
Dana Limited Volatility ETF	2.15%
Bloomberg U.S. Aggregate Bond Index	-0.17%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://danaetfs.com/dana for more recent performance information.

How did the Fund perform last year and what affected its performance?

For the fiscal period ended August 31, 2026, the Dana Limited Volatility ETF returned 2.15%, compared with -0.17% for the broad-based Bloomberg U.S. Aggregate Bond Index. The Fund’s positive relative performance was primarily supported by its shorter-duration positioning and emphasis on high-quality government and agency securities, which reduced its sensitivity to the rise in market interest rates that pressured longer-duration fixed-rate bonds.

What factors influenced performance?

The Fund benefited from its emphasis on short-duration, high-quality government and agency securities during a period of elevated interest-rate volatility. Its lower sensitivity to changes in market yields helped preserve principal as longer-duration fixed-rate bonds faced price pressure. The Fund’s mix of adjustable-rate securities and actively selected agency structures also supported income and relative performance compared with the broader, longer-duration benchmark.

Dana Limited Volatility ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$15,597
Number of Holdings	89
Total Advisory Fee Paid	$20,752
Portfolio Turnover Rate	10%

What did the Fund invest in?

(as of August 31, 2026)

Sector Breakdown

(% of Total Net Assets)

Mortgage-Backed Securities
67.8%
U.S. Government Agency Debt
11.7%
Asset-Backed Securities
11.4%
U.S. Treasury Bills
3.1%
U.S. Treasury Securities
1.3%
Collateralized Mortgage Obligations
1.0%
Cash & Other
3.7%

Top Ten Holdings	(% of Total Net Assets)
Fannie Mae Pool, 3.07%, 07/01/2053	3.3%
Fannie Mae Pool, 3.18%, 01/01/2054	3.1%
Fannie Mae Pool, 2.09%, 06/01/2052	2.9%
Small Business Administration Pools, 5.50% (Prime Rate + (1.25%)), 01/25/2041	2.9%
Fannie Mae Pool, 6.26%, 09/01/2040	2.6%
Federal National Mortgage Association, 4.63%, 08/24/2029	2.6%
Fannie Mae Pool, 2.69%, 07/01/2053	2.5%
Fannie Mae Pool, 6.15%, 07/01/2039	2.5%
Fannie Mae Pool, 2.09%, 02/01/2053	2.5%
Fannie Mae Pool, 3.15%, 01/01/2054	2.4%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://danaetfs.com/dana.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there are at least two audit committee financial expert serving on its audit committee. Mr. Dusko Culafic and Mr. Eduardo Mendoza are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Dana Concentrated Dividend ETF

	FYE 8/31/2026	FYE 8/31/2025
( a ) Audit Fees	$13,500	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Dana Limited Volatility ETF

	FYE 8/31/2026	FYE 8/31/2025
( a ) Audit Fees	$15,500	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Dana Unconstrained Equity ETF

	FYE 8/31/2026	FYE 8/31/2025
( a ) Audit Fees	$13,500	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2026	FYE 8/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2026	FYE 8/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
August 31, 2026

Tidal Trust I
Dana Concentrated Dividend ETF	| DIVE	| NYSE Arca, Inc.
Dana Limited Volatility ETF	| DANA	| NYSE Arca, Inc.
Dana Unconstrained Equity ETF	| DUNK	| NYSE Arca, Inc.

DANA ETFs

Dana Concentrated Dividend ETF
Schedule of Investments
August 31, 2026

COMMON STOCKS - 99.7%	Shares	Value
Banking - 8.7%
PNC Financial Services Group, Inc.	5,382	$1,289,689
U.S. Bancorp	22,060	1,358,455
Wells Fargo & Co.	17,806	1,538,260
		4,186,404

Consumer Discretionary Services - 4.5%
Restaurant Brands International, Inc.	27,697	2,157,042

Consumer Staple Products - 10.7%
Keurig Dr Pepper, Inc.	68,198	2,172,788
Philip Morris International, Inc.	15,885	2,975,261
		5,148,049

Financial Services - 7.1%
Annaly Capital Management, Inc. - REIT	34,014	779,601
Capital One Financial Corp.	9,880	2,119,359
Interactive Brokers Group, Inc. - Class A	5,247	510,480
		3,409,440

Health Care - 17.5%
AbbVie, Inc.	6,283	1,611,087
Elevance Health, Inc.	5,211	2,045,526
IQVIA Holdings, Inc.(a)	9,929	2,593,355
Merck & Co., Inc.	7,876	1,163,758
Regeneron Pharmaceuticals, Inc.	1,202	960,494
		8,374,220

Industrial Products - 3.2%
Amphenol Corp.	6,054	959,862
RTX Corp.	2,740	569,180
		1,529,042

Industrial Services - 1.5%
CSX Corp.	13,965	705,372

Materials - 1.9%
PPG Industries, Inc.	8,201	919,906

Media - 4.7%
Alphabet, Inc. - Class A	1,572	533,458
Meta Platforms, Inc. - Class A	2,991	1,711,869
		2,245,327

Oil & Gas - 5.7%
Diamondback Energy, Inc.	5,655	1,133,715

The accompanying notes are an integral part of these financial statements.

SLB Ltd.	26,701	$1,604,730
		2,738,445

Real Estate - 5.5%
Douglas Emmett, Inc. - REIT	117,894	1,362,855
Gaming and Leisure Properties, Inc. - REIT	30,327	1,275,857
		2,638,712

Retail & Wholesale - Discretionary - 10.9%
Amazon.com, Inc.(a)	8,966	2,329,098
Ferguson Enterprises, Inc.	5,125	1,150,614
Genuine Parts Co.	12,962	1,758,554
		5,238,266

Retail & Wholesale - Staples - 3.2%
Dollar General Corp.	12,216	1,548,378

Software & Tech Services - 9.6%
Accenture PLC - Class A	6,901	1,309,534
Adobe, Inc.(a)	4,745	1,389,288
Salesforce, Inc.	7,296	1,879,012
		4,577,834

Tech Hardware & Semiconductors - 2.3%
Analog Devices, Inc.	1,468	531,622
Cisco Systems, Inc.	5,325	588,359
		1,119,981

Utilities - 2.7%
NextEra Energy, Inc.	15,647	1,288,374

TOTAL COMMON STOCKS (Cost $40,952,815)		47,824,792

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(b)	367,888	367,888

TOTAL SHORT-TERM INVESTMENTS (Cost $367,888)		367,888

TOTAL INVESTMENTS - 100.5% (Cost $41,320,703)		$48,192,680
Liabilities in Excess of Other Assets - (0.5)%		(226,730)
TOTAL NET ASSETS - 100.0%		$47,965,950

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

The accompanying notes are an integral part of these financial statements.

Dana Limited Volatility ETF
Schedule of Investments
August 31, 2026

ASSET-BACKED SECURITIES - 11.4%	Par	Value
Small Business Administration Pools
Pool SBA 509674, 4.20% (Prime Rate + (2.55%)), 05/25/2040	96,184	$96,438
Pool SBA 509745, 5.50% (Prime Rate + (1.25%)), 01/25/2041	433,595	445,954
Pool SBA 510131, 4.25% (Prime Rate + (2.50%)), 02/25/2028	17,848	17,753
Pool SBA 510438, 7.83% (Prime Rate + 1.08%), 09/25/2028	13,162	13,509
Pool SBA 510570, 4.25% (Prime Rate + (2.50%)), 01/25/2027	12,841	12,801
Pool SBA 530860, 5.55% (Prime Rate + (1.20%)), 03/25/2035	250,938	260,861
Pool SBA 530995, 4.15% (Prime Rate + (2.60%)), 02/25/2036	91,850	91,719
Pool SBA 531001, 5.75% (Prime Rate + (1.00%)), 04/25/2036	346,318	362,576
Pool SBA 531013, 4.15% (Prime Rate + (2.60%)), 01/25/2036	285,557	286,179
Pool SBA 531046, 5.75% (Prime Rate + (1.00%)), 01/25/2036	183,902	191,233

TOTAL ASSET-BACKED SECURITIES (Cost $1,774,943)		1,779,023

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%	Par	Value
Federal Home Loan Mortgage Corp. REMICs
Series 3830, Class FG, 4.21%, 03/15/2041	5,189	5,163
Series 4846, Class PF, 4.61%, 12/15/2048	8,787	8,615
Series 5485, Class BF, 5.27%, 12/25/2054	48,165	48,617
Federal Home Loan Mortgage Corp. Strips
Series 240, Class F21, 0.46%, 07/15/2036	6,482	6,425
Series 246, Class F15, 4.71%, 05/15/2037	32,150	31,980
Federal National Mortgage Association REMICs
Series 03-88, Class BF, 4.61%, 09/25/2036	1,446	1,437
Series 06-118, Class A2, 3.79%, 12/25/2036	13,507	13,267
Series 07-89, Class FB, 4.64%, 09/25/2037	3,047	3,035
Government National Mortgage Association
Series 15-H30, Class FD, 4.82%, 10/20/2065	7,854	7,859
Series 17-H03, Class FB, 4.87%, 06/20/2066	33,953	33,990

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $157,806)		160,388

MORTGAGE-BACKED SECURITIES - 67.8%	Par	Value
Fannie Mae Pool
Pool FN 462280, 6.37%, 01/01/2036	107,495	107,728
Pool FN 689939, 5.81%, 12/01/2032	47,122	48,055
Pool FN 693017, 5.29%, 05/01/2033	80,870	81,453
Pool FN BM6043, 3.55%, 06/01/2049	86,223	84,830
Pool FN BM6797, 1.53%, 10/01/2051	99,238	100,582
Pool FN BM7587, 3.36%, 07/01/2050	246,864	243,855
Pool FN BM7903, 5.37%, 11/01/2049	41,645	43,375
Pool FN BM7917, 1.88%, 10/01/2055	109,998	110,809
Pool FN BM7943, 2.93%, 11/01/2052	272,901	275,621
Pool FN BM7946, 5.35%, 01/01/2051	359,202	371,928

The accompanying notes are an integral part of these financial statements.

Pool FN BM7971, 6.26%, 09/01/2040	386,118	$402,450
Pool FN BM7973, 6.15%, 07/01/2039	372,679	385,768
Pool FN BM8005, 2.09%, 02/01/2053	377,852	385,490
Pool FN BM8021, 3.15%, 01/01/2054	381,166	375,574
Pool FN BM8042, 3.51%, 07/01/2050	363,214	373,201
Pool FN BM8083, 2.69%, 07/01/2053	385,286	387,402
Pool FN BM8099, 3.07%, 07/01/2053	500,000	517,514
Pool FN BM8100, 3.18%, 01/01/2054	500,000	488,702
Pool FN BT1302, 1.75%, 07/01/2051	291,534	283,539
Pool FN CB0901, 1.85%, 06/01/2051	348,265	344,423
Pool FN CB2213, 1.49%, 11/01/2051	81,810	81,664
Freddie Mac Non Gold Pool
Pool FH 1G2511, 6.86%, 05/01/2036	13,875	14,324
Pool FH 1J1635, 6.46%, 03/01/2037	20,914	21,397
Pool FH 1L0176, 6.33%, 08/01/2035	115,157	117,989
Pool FH 1N0352, 6.76%, 02/01/2037	15,861	16,245
Pool FH 1Q0080, 6.43%, 01/01/2036	18,440	18,826
Pool FH 1Q0142, 6.19%, 08/01/2036	14,815	15,125
Pool FH 1Q0717, 6.42%, 06/01/2037	12,540	12,830
Pool FH 781525, 6.42%, 05/01/2034	16,570	16,892
Pool FH 782853, 5.96%, 11/01/2034	27,010	28,042
Pool FH 841239, 4.30%, 03/01/2051	99,137	103,631
Pool FH 841481, 3.02%, 09/01/2052	352,144	339,820
Pool FH 841591, 3.84%, 02/01/2053	91,620	92,043
Pool FH 841733, 2.09%, 06/01/2052	471,370	450,062
Pool FH 841741, 5.55%, 04/01/2054	60,139	60,530
Pool FH 842086, 5.88%, 12/01/2050	130,333	135,336
Pool FH 842087, 5.00%, 10/01/2050	232,978	240,636
Pool FH 842088, 3.61%, 11/01/2048	180,964	183,737
Pool FH 842100, 3.70%, 02/01/2053	183,881	187,821
Pool FH 842113, 3.07%, 12/01/2050	287,799	281,280
Pool FH 842188, 2.55%, 07/01/2053	297,887	306,592
Pool FH 842189, 1.74%, 02/01/2052	292,003	277,160
Pool FH 847270, 6.52%, 09/01/2032	21,092	21,333
Pool FH 847273, 6.55%, 04/01/2034	29,165	29,807
Pool FH 848609, 6.49%, 11/01/2037	191,575	196,544
Ginnie Mae II Pool
Pool G2 788445, 5.25%, 09/20/2052	273,077	277,206
Pool G2 788642, 4.52%, 04/20/2056	298,501	295,693
Pool G2 MA1615, 5.63%, 01/20/2044	278,746	280,761
Pool G2 MA7997, 1.50%, 04/20/2052	191,225	180,858
Pool G2 MA7998, 2.00%, 04/20/2052	77,982	74,681
Pool G2 MA8211, 3.00%, 08/20/2052	175,472	172,337
Pool G2 MB0954, 4.00%, 02/20/2056	345,420	338,129
Pool G2 MB1164, 3.50%, 05/20/2056	297,677	287,626

TOTAL MORTGAGE-BACKED SECURITIES (Cost $10,680,451)		10,569,256

U.S. GOVERNMENT AGENCY DEBT - 11.7%	Par	Value
Government Agencies - 11.7%
Federal Farm Credit Banks Funding Corp.
3.90%, 11/12/2027	20,000	20,036

The accompanying notes are an integral part of these financial statements.

3.72%, 12/01/2027	100,000	$99,305
3.75%, 01/05/2029	100,000	98,455
4.20%, 11/26/2029	100,000	98,515
Federal Home Loan Banks
5.00%, 06/09/2028	15,000	15,164
3.80%, 09/11/2028	300,000	295,347
3.88%, 10/06/2028	35,000	34,657
4.00%, 12/01/2028	75,000	74,270
4.45%, 06/15/2029	375,000	373,926
Federal National Mortgage Association
3.75%, 01/22/2029	125,000	123,465
3.88%, 02/27/2029	200,000	197,539
4.63%, 08/24/2029	400,000	399,499
TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $1,845,240)		1,830,178

	Principal
U.S. TREASURY SECURITIES - 1.3%	Amount	Value
U.S. Treasury Note/Bond
4.50%, 05/15/2027	200,000	200,516
TOTAL U.S. TREASURY SECURITIES (Cost $201,349)		200,516

SHORT-TERM INVESTMENTS - 5.9%
Money Market Funds - 2.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(a)	435,433	435,433

	Principal
U.S. Treasury Bills - 3.1%	Amount	Value
U.S. Treasury Bill, 01/21/2027, 3.90%(b)	200,000	196,993
U.S. Treasury Bill, 07/8/2027, 4.11%(b)	300,000	289,839
		486,832

TOTAL SHORT-TERM INVESTMENTS (Cost $922,563)		922,265

TOTAL INVESTMENTS - 99.1% (Cost $15,582,352)		$15,461,626
Other Assets in Excess of Liabilities - 0.9%		135,456
TOTAL NET ASSETS - 100.0%		$15,597,082

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.
(b)	The rate shown is the annualized effective yield as of August 31, 2026.

The accompanying notes are an integral part of these financial statements.

Dana Unconstrained Equity ETF
Schedule of Investments
August 31, 2026

COMMON STOCKS - 99.6%	Shares	Value
Financial Services - 9.7%
Mastercard, Inc. - Class A	13,970	$8,232,660
Visa, Inc. - Class A	22,302	8,460,710
		16,693,370

Health Care - 13.4%
AbbVie, Inc.	25,996	6,665,894
Eli Lilly & Co.	6,423	7,429,677
Johnson & Johnson	31,738	8,437,547
Viking Therapeutics, Inc.(a)	21,725	712,146
		23,245,264

Industrial Products - 0.0%(b)
GE Aerospace	197	66,135

Media - 17.3%
Airbnb, Inc. - Class A(a)	28,063	5,141,703
Alphabet, Inc. - Class A	4,969	1,686,230
DoorDash, Inc. - Class A(a)	46,684	10,818,550
Meta Platforms, Inc. - Class A	4,398	2,517,151
Spotify Technology SA(a)	3,431	1,865,160
Uber Technologies, Inc.(a)	104,039	7,870,551
		29,899,345

Oil & Gas - 0.9%
EOG Resources, Inc.	10,365	1,502,510

Retail & Wholesale - Discretionary - 4.2%
Amazon.com, Inc.(a)	28,287	7,348,114

Software & Tech Services - 42.3%(c)
Datadog, Inc. - Class A(a)	34,796	8,248,044
Microsoft Corp.	30,778	15,613,372
ServiceNow, Inc.(a)	124,263	18,389,681
Shopify, Inc. - Class A(a)	87,715	12,926,560
Snowflake, Inc. - Class A(a)	54,005	17,898,877
		73,076,534

Tech Hardware & Semiconductors - 11.8%
Advanced Micro Devices, Inc.(a)	3,924	1,847,105
Analog Devices, Inc.	6,363	2,304,297
Broadcom, Inc.	11,527	4,268,909
Lam Research Corp.	5,501	1,658,497

The accompanying notes are an integral part of these financial statements.

NVIDIA Corp.	46,836	$10,340,452
		20,419,260

TOTAL COMMON STOCKS (Cost $131,257,643)		172,250,532

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(d)	714,101	714,101

TOTAL SHORT-TERM INVESTMENTS (Cost $714,101)		714,101

TOTAL INVESTMENTS - 100.0% (Cost $131,971,744)		$172,964,633
Liabilities in Excess of Other Assets - 0.0%(b)		(9,849)
TOTAL NET ASSETS - 100.0%		$172,954,784

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Does not round to 0.1% or (0.1)%, as applicable.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

August 31, 2026

	Dana Concentrated	Dana Limited	Dana Unconstrained Equity
	Dividend ETF	Volatility ETF	ETF
ASSETS:
Investments, at value (cost $41,320,703, $15,582,352 and $131,971,744) (Note 2)	$48,192,680	$15,461,626	$172,964,633
Receivable for investments sold	1,976,795	65,322	–
Receivable for fund shares sold	1,124,588	–	–
Dividends receivable	42,093	–	96,428
Dividend tax reclaim receivable	1,819	–	–
Interest receivable	1,104	74,280	2,245
Total assets	51,339,079	15,601,228	173,063,306

LIABILITIES:
Payable for investments purchased	2,227,195	–	–
Payable for fund shares redeemed	1,119,780	–	–
Payable to adviser (Note 4)	26,154	4,146	108,522
Total liabilities	3,373,129	4,146	108,522
NET ASSETS	$47,965,950	$15,597,082	$172,954,784

NET ASSETS CONSISTS OF:
Paid-in capital	$41,566,979	$15,729,506	$136,369,947
Total distributable earnings/(accumulated losses)	6,398,971	(132,424)	36,584,837
Total Net Assets	$47,965,950	$15,597,082	$172,954,784

Net assets	$47,965,950	$15,597,082	$172,954,784
Shares issued and outstanding(a)	1,713,418	625,000	6,031,000
Net asset value per share	$27.99	$24.96	$28.68

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended August 31, 2026

	Dana Concentrated Dividend	Dana Limited	Dana Unconstrained Equity
	ETF(a)	Volatility ETF(b)	ETF(a)

INVESTMENT INCOME:
Dividend income	$980,556	$–	$448,831
Interest income	9,660	205,290	30,143
Less: Dividend withholding taxes	(13,436)	–	(300)
Total investment income	976,780	205,290	478,674

EXPENSES:
Investment advisory fee (Note 4)	269,333	20,752	985,894
Tax expense	–	–	1,554
Total expenses	269,333	20,752	987,448
NET INVESTMENT INCOME (LOSS)	707,447	184,538	(508,774)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(752,313)	–	(4,140,362)
In-kind redemptions	2,384,296	–	12,554,608
Net realized gain (loss)	1,631,983	–	8,414,246
Net change in unrealized appreciation (depreciation) on:
Investments	3,340,709	(120,726)	15,126,955
Net change in unrealized appreciation (depreciation)	3,340,709	(120,726)	15,126,955
Net realized and unrealized gain (loss)	4,972,692	(120,726)	23,541,201
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,680,139	$63,812	$23,032,427

(a)	Inception date of the Fund was September 15, 2025.
(b)	Inception date of the Fund was December 2, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Dana Concentrated Dividend	Dana Limited
	ETF	Volatility ETF	Dana Unconstrained Equity ETF
		Period Ended
	Period Ended August 31,	August 31,
	2026(a)	2026(b)	Period Ended August 31, 2026(a)
OPERATIONS:
Net investment income (loss)	$707,447	$184,538	$(508,774)
Net realized gain (loss)	1,631,983	–	8,414,246
Net change in unrealized appreciation (depreciation)	3,340,709	(120,726)	15,126,955
Net increase (decrease) in net assets resulting from operations	5,680,139	63,812	23,032,427

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(491,118)	(196,236)	–
Total distributions to shareholders	(491,118)	(196,236)	–

CAPITAL TRANSACTIONS:
Subscriptions (Note 1)	64,175,712	15,729,506	233,721,718
Redemptions	(21,398,783)	–	(83,799,361)
Net increase (decrease) in net assets from capital transactions	42,776,929	15,729,506	149,922,357

NET INCREASE (DECREASE) IN NET ASSETS	47,965,950	15,597,082	172,954,784

NET ASSETS:
Beginning of the period	–	–	–
End of the period	$47,965,950	$15,597,082	$172,954,784

SHARE TRANSACTIONS
Subscriptions	2,553,418	625,000	9,321,000
Redemptions	(840,000)	–	(3,290,000)
Total increase (decrease) in shares outstanding	1,713,418	625,000	6,031,000

(a)	Inception date of the Fund was September 15, 2025. (See Note 1 in Notes to Financial Statements.)
(b)	Inception date of the Fund was December 2, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

Dana Concentrated Dividend
ETF
Period Ended August 31,
2026(a)

PER SHARE DATA:

Net asset value, beginning of period	$25.02

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.42
Net realized and unrealized gain (loss)(c)	2.83
Total from investment operations	3.25

LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)
Total distributions	(0.28)

Net asset value, end of period	$27.99
TOTAL RETURN(d)	13.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$47,966
Ratio of expenses to average net assets(e)	0.65%
Ratio of net investment income to average net assets(e)	1.71%
Portfolio turnover rate(d)(f)	68%

(a)	Inception date of the Fund was September 15, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

Dana Limited Volatility ETF
Period Ended August 31,
2026(a)

PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.58
Net realized and unrealized gain (loss)(c)	(0.04)
Total from investment operations	0.54

LESS DISTRIBUTIONS FROM:
Net investment income	(0.58)
Total distributions	(0.58)

Net asset value, end of period	$24.96
TOTAL RETURN(d)	2.15%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$15,597
Ratio of expenses to average net assets(e)	0.35%
Ratio of net investment income to average net assets(e)	3.11%
Portfolio turnover rate(d)(f)	10%

(a)	Inception date of the Fund was December 2, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

Dana Unconstrained
Equity ETF
Period Ended August 31,
2026(a)

PER SHARE DATA:

Net asset value, beginning of period	$25.05

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.09)
Net realized and unrealized gain (loss)(c)	3.72
Total from investment operations	3.63

LESS DISTRIBUTIONS FROM:
Net investment income	–
Total distributions	–

Net asset value, end of period	$28.68
TOTAL RETURN(d)	14.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$172,955
Ratio of expenses to average net assets(e)	0.75%
Ratio of tax expense to average net assets(e)	0.00%(f)
Ratio of net investment income to average net assets(e)	(0.39)%
Portfolio turnover rate(d)(g)	102%

(a)	Inception date of the Fund was September 15, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

August 31, 2026

NOTE 1 - ORGANIZATION

The Dana Concentrated Dividend ETF, the Dana Limited Volatility ETF, and the Dana Unconstrained Equity ETF are each a series of shares (each a “Fund”, and collectively, the “Funds”) of beneficial interest of Tidal Trust I (the “Trust”). The Dana Concentrated Dividend ETF and the Dana Unconstrained Equity ETF are each a non-diversified series and the Dana Limited Volatility ETF is a diversified series of the Trust. The Trust was organized as a Delaware statutory trust on June 4, 2018, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds, and Dana Investment Advisors, Inc. (the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Each Fund is an investment company and, accordingly, follows the investment company accounting and financial reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services—Investment Companies. The Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF commenced operations on September 15, 2025, and the Dana Limited Volatility ETF commenced operations on December 2, 2025.

Upon commencement of operations, the Dana Concentrated Dividend ETF and the Dana Unconstrained Equity ETF each received securities (the “Contributed Assets”) from one or more separately managed accounts (the “Predecessor Accounts”) managed by the Sub -Adviser in exchange for shares of each respective Fund. The contributions were made in connection with the Sub-Adviser’s launch of ETF versions of investment strategies it had previously managed in separately managed accounts and provided the Funds with their initial investment portfolios. These transactions qualified as contributions under Section 351 of the Internal Revenue Code of 1986, as amended (the “Code”). The Contributed Assets were recorded by each Fund at their fair value as of the respective dates of contribution. For financial reporting purposes, the Funds retained the historical cost basis and holding periods of certain of the contributed securities while the remaining contributed securities utilized market value on the date of commencement of operations. The contributions themselves did not result in the recognition of gain or loss by the Funds.

The following table summarizes the contribution of assets from the Predecessor Accounts into the Dana Concentrated Dividend ETF and the Dana Unconstrained Equity ETF at inception:

Funds	Shares Issued to Predecessor Accounts	Predecessor Accounts Cost	Predecessor Accounts Market Value	Unrealized Appreciation (Depreciation) of Predecessor Accounts

Dana Concentrated Dividend ETF	1,313,418	$ 29,330,042	$ 32,861,332	$ 3,531,290
Dana Unconstrained Equity ETF	4,721,000	92,378,121	118,244,054	25,865,933

The Dana Concentrated Dividend ETF seeks long-term capital appreciation and income. The Dana Limited Volatility ETF seeks to preserve capital and provide current income. The Dana Unconstrained Equity ETF seeks long-term growth of capital.

Notes to Financial Statements

August 31, 2026

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities, including mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”), are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to Financial Statements

August 31, 2026

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund's investments as of August 31, 2026:

Dana Concentrated Dividend ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$47,824,792	$–	$–	$47,824,792
Money Market Funds	367,888	–	–	367,888
Total Investments	$48,192,680	$–	$–	$48,192,680

Dana Limited Volatility ETF

	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$–	$1,779,023	$–	$1,779,023
Collateralized Mortgage Obligations	–	160,388	–	160,388
Mortgage-Backed Securities	–	10,569,256	–	10,569,256
U.S. Government Agency Debt	–	1,830,178	–	1,830,178
U.S. Treasury Securities	–	200,516	–	200,516
U.S. Treasury Bills	–	486,832	–	486,832
Money Market Funds	435,433	–	–	435,433
Total Investments	$435,433	$15,026,193	$–	$15,461,626

Dana Unconstrained Equity ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$172,250,532	$–	$–	$172,250,532

Money Market Funds	714,101	–	–	714,101
Total Investments	$172,964,633	$–	$–	$172,964,633

Notes to Financial Statements

August 31, 2026

Refer to the Schedules of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of August 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the State of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Notes to Financial Statements

August 31, 2026

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Distributions to Shareholders - Distributions to shareholders from investment income, if any, are declared and paid at least quarterly for the Dana Concentrated Dividend ETF, at least monthly for the Dana Limited Volatility ETF, and at least annually for the Dana Unconstrained Equity ETF. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Notes to Financial Statements

August 31, 2026

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to redemptions in kind and net operating losses. For the fiscal period ended August 31, 2026, the following adjustments were made:

Fund	Paid-In Capital	Total distributable earnings/(accumulated losses)
Dana Concentrated Dividend ETF	$2,321,317	$(2,321,317)
Dana Limited Volatility ETF	$-	$-
Dana Unconstrained Equity ETF	$12,313,524	$(12,313,524)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Cash and Cash Equivalents Risk (Dana Limited Volatility ETF Only). Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

Credit Risk (Dana Limited Volatility ETF Only). Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit-worthiness may decline, which may adversely affect the value of the security.

Depositary Receipt Risk (Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF Only). Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges (i.e., ADRs) are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When a Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, such Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

Emerging Markets Risk (Dana Unconstrained Equity ETF Only). The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Equity Market Risk (Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF Only). Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries or sectors in which the Funds invest.

Notes to Financial Statements

August 31, 2026

ETF Risks.

•	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from such Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur with respect to a Fund, its Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•	Cash Redemption Risk (Dana Limited Volatility ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., fixed income securities that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

•	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than a Fund’s NAV intra-day (premium) or less than a Fund’s NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by a Fund may trade on foreign exchanges that are closed when such Fund’s primary listing exchange is open, such Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above a Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. As a result, a Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Notes to Financial Statements

August 31, 2026

Fixed Income Risk (Dana Limited Volatility ETF Only). The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. These changes could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. How specific fixed income securities may react to changes in interest rates will depend on the specific characteristics of each security. Additionally, the Fund may invest in fixed income securities that are subject to prepayment risk. If these securities are prepaid, the Fund may have to replace them with lower-yielding securities.

Focused Portfolio Risk (Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF Only). Each Fund will hold a relatively focused portfolio that may contain exposure to the securities of fewer issuers than the portfolios of other ETFs. Holding a relatively concentrated portfolio may increase the risk that the value of a Fund could go down because of the poor performance of one or a few investments.

Foreign Securities Risk (Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF Only). Foreign securities held by a Fund involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, a Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of tariffs or economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

High Portfolio Turnover Risk (Dana Unconstrained Equity ETF Only). The Fund may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk (Dana Limited Volatility ETF Only). Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Interest Rate Risk (Dana Limited Volatility ETF Only). Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In addition, the interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate.

Low Volatility Investing Risks (Dana Limited Volatility ETF Only). The Fund invests in bonds selected for their historically low volatility, but there is no guarantee these securities will maintain stable performance or meet return objectives. Low volatility bonds may underperform in certain market environments and are still subject to risks such as interest rate changes, credit events, and liquidity pressures. Additionally, investor demand for stability can inflate prices of low-volatility securities, increasing the potential for losses if market sentiment shifts.

Notes to Financial Statements

August 31, 2026

Management Risk. Each Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for such Fund.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on a Fund. A Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Market Capitalization Risk (Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF Only).

•	Large-Capitalization Investing (Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF Only). The securities of large-capitalization companies may be relatively mature compared to those of smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•	Mid-Capitalization Investing (Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

•	Small-Capitalization Investing (Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF Only). The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large - or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Models and Data Risk (Dana Unconstrained Equity ETF Only). The Sub-Adviser’s evaluation of potential Fund portfolio holdings is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete. Additionally, technology risk arises from the use of computer models and algorithms; any technical failures, coding errors, or cybersecurity breaches could disrupt the Fund’s trading activities, potentially leading to significant financial losses and compromised data integrity.

New Fund Risk. Each Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that a Fund will grow to or maintain an economically viable size.

Notes to Financial Statements

August 31, 2026

Non-Diversification Risk (Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF Only). Because each Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause a Fund’s overall value to decline to a greater degree than if such Fund held a more diversified portfolio.

Tax Risk. Each Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, such Fund’s taxable income will be subject to tax at the fund level and to a further tax at the shareholder level when such income is distributed.

U.S. Government and U.S. Agency Obligations Risk (Dana Limited Volatility ETF Only). The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Variable and Floating Rate Bonds Risk (Dana Limited Volatility ETF Only). Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults. The settlement period for such bonds can be longer than seven days.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds, oversees the Sub-Adviser, and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for executing transactions in portfolio securities and other financial instruments for the Funds in accordance with portfolio investment decisions communicated by the Sub-Adviser, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Dana Concentrated Dividend ETF	0.65%
Dana Limited Volatility ETF	0.35%
Dana Unconstrained Equity ETF	0.75%

Notes to Financial Statements

August 31, 2026

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”). The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the fiscal period ended August 31, 2026 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day portfolio investment decisions for each Fund, including determining the securities and other financial instruments to be purchased, held or sold by each Fund, subject to the supervision of the Adviser and the Board. Under the current allocation of trading authority, the Sub-Adviser communicates its portfolio investment decisions to the Adviser, and the Adviser is responsible for executing the related transactions and selecting broker-dealers. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of each Fund's average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser a corresponding share of the profits, if any, generated by the Funds' Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

Notes to Financial Statements

August 31, 2026

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the fiscal period ended August 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
Dana Concentrated Dividend ETF	$32,159,555	$29,565,603
Dana Limited Volatility ETF	13,419,393	773,342
Dana Unconstrained Equity ETF	147,758,279	140,495,422

For the fiscal period ended August 31, 2026, the purchases and sales of long-term U.S. government securities for the Funds were:

Fund	Purchases	Sales
Dana Concentrated Dividend ETF	$–	$–
Dana Limited Volatility ETF	2,047,762	–
Dana Unconstrained Equity ETF	–	–

For the fiscal period ended August 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
Dana Concentrated Dividend ETF	$29,879,847	$22,423,781
Dana Limited Volatility ETF	–	–
Dana Unconstrained Equity ETF	107,429,228	84,226,403

Notes to Financial Statements

August 31, 2026

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal period ended August 31, 2026 were as follows:

Distributions paid from:	Dana Concentrated Dividend ETF	Dana Limited Volatility ETF	Dana Unconstrained Equity ETF
Ordinary Income	$491,118	$196,236	$–

As of the fiscal period ended August 31, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Dana Concentrated Dividend ETF	Dana Limited Volatility ETF	Dana Unconstrained Equity ETF
Cost of investments(a)	$41,558,268	$15,582,352	$132,816,838
Gross tax unrealized appreciation	7,734,189	18,212	42,372,354
Gross tax unrealized depreciation	(1,099,777)	(138,938)	(2,224,559)
Net tax unrealized appreciation (depreciation)	6,634,412	(120,726)	40,147,795
Undistributed ordinary income (loss)	216,367	6,879	–
Undistributed long-term capital gain (loss)	–	–	–
Total distributable earnings	216,367	6,879	–
Other accumulated gain (loss)	(451,808)	(18,577)	(3,562,958)
Total distributable earnings/(accumulated losses)	$6,398,971	$(132,424)	$36,584,837

(a)       The difference between book and tax-basis unrealized appreciation is primarily due to wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal period ended August 31, 2026, the Funds deferred post-October losses and late-year losses of the following:

Fund	Post-October Losses	Late-Year Losses
Dana Concentrated Dividend ETF	$-	$-
Dana Limited Volatility ETF	-	-
Dana Unconstrained Equity ETF	-	382,717

Notes to Financial Statements

August 31, 2026

As of the fiscal period ended August 31, 2026, the Funds had short-term and long-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
Dana Concentrated Dividend ETF	$451,807	$-
Dana Limited Volatility ETF	18,577	-
Dana Unconstrained Equity ETF	2,767,796	412,445

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Dana ETFs and

Board of Trustees of Tidal Trust I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (the “Funds”), each a series of Tidal Trust I, as of August 31, 2026, the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF	For the period from September 15, 2025 (commencement of operations) through August 31, 2026
Dana Limited Volatility ETF	For the period from December 2, 2025 (commencement of operations) through August 31, 2026

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

October 30, 2026

Other Non-Audited Information

August 31, 2026

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended August 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Dana Concentrated Dividend ETF	100.00%
Dana Limited Volatility ETF	0.00%
Dana Unconstrained Equity ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended August 31, 2026, was as follows:

Dana Concentrated Dividend ETF	100.00%
Dana Limited Volatility ETF	0.00%
Dana Unconstrained Equity ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the fiscal period ended August 31, 2026, was as follows:

Dana Concentrated Dividend ETF	0.00%
Dana Limited Volatility ETF	0.00%
Dana Unconstrained Equity ETF	0.00%

30

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 5, 2026

* Print the name and title of each signing officer under his or her signature.